Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Table Of Provisions

	December 31, 2022	December 31, 2021
Other provisions	5,975,247	6,654,198
Provisions commercial claims	3,496,091	4,735,527
Provisions labor-related	614,825	552,679
Provisions tax claims	594,810	627,828
Others	1,269,521	738,164
Provisions for reorganization	—	2,616,915
Financial guarantees and loan commitments	2,694,198	1,662,857

TOTAL	8,669,445	10,933,970

Table Of Change In Provisions

Accounts	Balances as of December 31, 2021	Increases	Provision reversals	Provisions used	Inflation adjustment	Balances as of December 31, 2022
- Other provisions	6,654,198	4,112,912	(1,748)	(848,113)	(3,942,002)	5,975,247
Provisions commercial claims	4,735,527	1,941,895	—	(408,497)	(2,772,834)	3,496,091
Provisions labor-related	552,679	666,023	—	(299,248)	(304,629)	614,825
Provisions tax claims	627,828	409,216	—	(132,108)	(310,126)	594,810
Others	738,164	1,095,778	(1,748)	(8,260)	(554,413)	1,269,521
- Provisions for reorganization	2,616,915	2,373,713	(227,853)	(3,703,183)	(1,059,592)	—
- Financial guarantees and loan commitments	1,662,857	2,044,813	—	—	(1,013,472)	2,694,198

TOTAL PROVISIONS	10,933,970	8,531,438	(229,601)	(4,551,296)	(6,015,066)	8,669,445

Accounts	Balances as of December 31, 2020	Increases	Provision reversals	Provisions used	Inflation adjustment	Balances as of December 31, 2021
- Other provisions	7,744,134	3,103,206	(4,402)	(1,217,503)	(2,971,237)	6,654,198
Provisions commercial claims	5,756,787	1,999,220	—	(898,043)	(2,122,437)	4,735,527
Provisions labor-related	737,720	356,639	—	(277,874)	(263,806)	552,679
Provisions tax claims	537,919	354,576	—	(20,091)	(244,576)	627,828
Others	711,708	392,771	(4,402)	(21,495)	(340,418)	738,164
- Provisions for reorganization	5,966,220	4,411,298	(576,486)	(5,648,848)	(1,535,269)	2,616,915
- Financial guarantees and loan commitments	4,012,231	1,382,454	(2,344,672)	—	(1,387,156)	1,662,857

TOTAL PROVISIONS	17,722,585	8,896,958	(2,925,560)	(6,866,351)	(5,893,662)	10,933,970

Table Of Provisions And Expected To Settle

December 31, 2022
Provisions	Within 12 months	After 12 months
Other provisions	1,972,540	4,002,707
Provisions commercial claims	814,865	2,681,226
Provisions labor-related	116,589	498,236
Provisions tax claims	594,810	—
Others	446,276	823,245
Financial guarantees and loan commitments	2,694,198	—

December 31, 2021
Provisions	Within 12 months	After 12 months
Other provisions	4,059,122	2,595,076
Provisions commercial claims	2,828,955	1,906,572
Provisions labor-related	192,504	360,175
Provisions tax claims	627,828	—
Others	409,835	328,329
Provisions for reorganization	2,616,915	—
Financial guarantees and loan commitments	1,662,857	—